Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
Research and development claims receivable	$33,528	$24,685
Accounts receivable	100	121
Prepayments	7,183	12,337
VAT receivable	2,867	2,701
Other assets	37	203
Other receivable	1,726	1,469
Deferred cost	2,092	1,494
Total prepaid expenses and other current assets	$47,533	$43,010